DEFICIENCY IN STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended									3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 20, 2022	Apr. 30, 2013	Aug. 31, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized							1,100,000,000						1,100,000,000				1,100,000,000			1,100,000,000		1,100,000,000	1,100,000,000
Common stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued							570,651,636						570,651,636				333,000,327			571,651,636		570,651,636	333,000,327
Common stock, shares outstanding							570,651,636						570,651,636				333,000,327			571,651,636		570,651,636	333,000,327
Preferred stock, shares authorized							200,000,000						200,000,000				200,000,000			200,000,000		200,000,000	200,000,000
Preferred stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares, value															$ 600,000		$ 106,000					$ 1,573,000
Shares issued													13,159,331	4,361,111	10,000,000		8,500,000
Warrants to purchase of common stock							25,915,437	4,236,111					25,915,437	4,236,111	5,000,000						5,000,000	25,915,437
Security deposit							$ 25,000						$ 25,000									$ 25,000
Common shares issued for services, shares													200,000			6,500,000		1,250,000	1,500,000
Common shares issued for services													$ 21,960					$ 23,300	$ 15,000	$ 51,750	$ 430,427	$ 540,136	$ 36,800
Shares vested							60,000	250,000	60,000	250,000				60,000	60,000
Warrant maturity date													2024-12		2026-05
Warrant exercise price							$ 0.11						$ 0.11		$ 0.11						$ 0.11	$ 0.11
Number of common stock to settle the liability to issue shares															1,000,000
Shares issued price per share											$ 0.01						$ 0.0216	$ 0.01864	$ 0.01				$ 0.0216
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 1,564,251	$ 1,564,251
Exercise of warrants for services shares																6,500,000
Exchange of shares for services, shares																	1,700,000
Exchange of shares for services, valued																	$ 36,800				$ 656,250	7,400
Vesting rate description																	50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.
Deemed dividend																						$ 13,477,055	$ 4,440
Class of stock warrant shares							25,915,437						25,915,437									25,915,437
Warrants to purchase of common stock													$ 523,000
Mid Atlantic Bi-theraputics Inc [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Shares issued													12,500,000
Share-Based Payment Arrangement, Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															1,000,000
Common shares issued for services												$ 51,750
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion price percentage		90.00%
Debt instrument convertible conversion price		$ 0.001
Shares issued																						2,000,000
Common shares issued for services, shares														2,000,000
Common shares issued for services														$ 180,000
Forecast [Member]
Class of Stock [Line Items]
Shares vested			70,000		70,000
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																								1,000,000
Shares vested	250,000			250,000	60,000
Advisory Board [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														250,000	250,000
Common shares issued for services														$ 22,500
Shares vested							60,000							60,000
Advisory Board [Member] | Forecast [Member]
Class of Stock [Line Items]
Shares vested			70,000
Advisory Board [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares vested					60,000
Board of Directors [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														300,000
Common shares issued for services														$ 36,720
Advisory Board One [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														250,000
Common shares issued for services														$ 28,475
Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															840,000
Shares vested							210,000	210,000
Employee [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares vested						210,000
Employees [Member]
Class of Stock [Line Items]
Shares issued												1,000,000
Shares vested															210,000
Two Employees [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															840,000
MABT's COVID-19 Vaccine [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Shares issued													12,500,000
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 523,000	$ 425,000		$ 525,000						$ 2,752
Shares issued													13,159,331			10,500,000						27,520,442
Warrants to purchase of common stock						22,857,143	403,225	4,236,111				22,857,143	403,225	4,236,111		10,500,000	4,550,000					403,225	4,550,000
Common shares issued for services, shares											1,000,000		200,000							1,000,000	7,715,000	8,715,000	1,700,000
Common shares issued for services											$ 7,400		$ 21,960							$ 100	$ 771	$ 872	$ 170
Perferred stock converted into common stock																135,836,702
Warrant exercise price																	$ 0.05						$ 0.05
Shares issued price per share																$ 0.0446	$ 0.0125						$ 0.0125
Number of common stock to settle a payable																375,000
Value of common stock to settle a payable																$ 11,250
Shares issued																					135,836,702	135,836,702
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 13,584	$ 13,584
Exchange of shares for services, shares																					10,937,499	1,000,000
Exchange of shares for services, valued																					$ 1,094	$ 100
Conversion of Stock, Shares Issued																203,000
Warrants and Rights Outstanding						$ 900,000						$ 900,000					$ 54,555						$ 54,555
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Shares issued price per share																$ 0.06
Shares issued																10,937,499
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 656,250
Common Stock [Member] | Exchange for Services [Member]
Class of Stock [Line Items]
Common shares issued for services, shares																125,000
Common shares issued for services																$ 5,575
[custom:StockIssuedDuringPeriodValueExchangeForServices]																$ 5,575
Warrant [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 25,000
Shares issued													403,225
Warrants to purchase of common stock							25,512,212	1,000,000					25,512,212	1,000,000	1,000,000	1,100,000					1,000,000	25,512,212
Common shares issued for services																$ 325,000
Warrant maturity date													2024-12	2024-07
Warrant exercise price								$ 0.124						$ 0.124			$ 0.05						$ 0.05
Warrants and Rights Outstanding								$ 34,382						$ 34,382	$ 51,906	$ 9,533					$ 51,906
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights																				Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date;		Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date
Conversion price percentage																				35.00%		35.00%
Redeemable price percentage																				45.00%		45.00%
Issuance of shares, value																				$ 5,000,000		$ 5,000,000
Common shares issued for services, shares																	100,000,000
Common shares issued for services																	$ 1,560,840
Perferred stock converted into common stock																135,836,702
Shares issued price per share																	$ 0.0156						0.0156
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable price percentage																				125.00%		125.00%
Debt instrument convertible conversion price							$ 0.0075						$ 0.0075							$ 0.0075		$ 0.0075
Shares issued																10,500,000
Warrants to purchase of common stock																10,500,000
Common shares issued for services, shares																6,500,000
Number of preferred stock converted								9,000						9,000		203,000
Perferred stock converted into common stock								1,200,000						1,200,000		27,066,666
Shares issued price per share																$ 0.06
Shares issued																10,937,499
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 656,250
Exercise of warrants for services shares																6,500,000
Conversion of Stock, Shares Issued																27,066,666
Warrants and Rights Outstanding																$ 525,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price percentage																						30.00%
Shares issued price per share																	$ 0.152						$ 0.152
Exchange of shares for services, shares																	30,000,000
Exchange of shares for services, valued																	$ 4,562,062
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued																135,836,702